UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment |_|; Amendment Number:
This amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    JDS Capital Management, Inc.
Address: 780 3rd Avenue, 45th Floor
         New York, NY  10017-2024
13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Samberg
Title: Managing Member
Phone: 212-833-9921
Signature, Place and Date of Signing:

 /s/ Joseph D. Samberg, New York, New York  October 18, 2002

Report Type (Check only one.):
|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    107

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D TTR INC COM                    COMMON STOCK     87305U102    107    668310  SH        SOLE     01        668310     0        0
S REPORT SUMMARY                 1 DATA RECORDS                107         0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED